Earnings Per Share Attributable to Ordinary Equity Holders of the Parent (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Class A Ordinary Shares [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Diluted earnings per share
Class B Ordinary Shares [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Diluted earnings per share